Income taxes - Disclosure of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Current income tax expense
Current income tax expense in respect of the current year	$ 731,338	$ 697,402
Adjustments recognized in the current year in relation to the income tax expense (recovery) of prior years	12,998	(21,242)
Total current income tax expense	744,336	676,160
Deferred income tax recovery
Deferred income tax recovery relating to the origination and reversal of temporary differences	(118,893)	(119,249)
Adjustments recognized in the current year in relation to the deferred income tax (recovery) expense of prior years	(27,207)	9,753
Total deferred income tax recovery	(146,100)	(109,496)
Total income tax expense	$ 598,236	$ 566,664